ACQUISITIONS - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Income-producing properties
Disclosure of detailed information about business combination [line items]
Investment properties transaction costs recognised as on acquisition date	$ 0.2